General and administrative ("G&A") expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
General and administrative ("G&A") expenses [Text Block]

14. General and administrative ("G&A") expenses

The following is a summary of G&A expenses incurred by the Company during the years ended December 31, 2023 and 2022. The G&A expenses for the years presented include, but are not limited to, those expenses incurred in order to earn the service fee as operators of the JV (note 10).

	Year ended December 31,
	2023	2022
	$	$
Wages, benefits and consulting	(6,276)	(6,515)
Office, rent and administration	(1,316)	(1,324)
Professional and legal	(458)	(724)
Share‐based compensation	(6,164)	(1,646)
Travel, marketing, investor relations and regulatory	(929)	(745)
Depreciation	(143)	(146)
Total G&A expense	(15,286)	(11,100)